Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	OneSpan Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24389
Entity Tax Identification Number	36-4169320
Entity Address, Address Line One	121 West Wacker Drive
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	766-4001
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OSPN
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001044777
Security Exchange Name	NASDAQ